FINANCIAL INSTRUMENT (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENT

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Balance at beginning of the year/period	245	506	398
Additions	242	-	-
Change in fair value recognized in profit or loss	19	-	-
Balance at end of the year/period	506	506	398